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SEC FILE NUMBER
333-08880

CUSIP NUMBER
803895AE1 803895AF8

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☑ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended:

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
PART I — REGISTRANT INFORMATION
Satélites Mexicanos, S.A. de C.V.

Full Name of Registrant

Former Name if Applicable

Rodolfo Gaona No. 86 Piso 4 Col. Lomas de Sotelo

Address of Principal Executive Office (Street and Number)
D.F., Mexico, 11200

City, State and Zip Code
PART II — RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☑
	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
PART III — NARRATIVE
State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

SEC 1344 (04-06)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

(Attach extra Sheets if Needed)
PART IV — OTHER INFORMATION
(1)	Name and telephone number of person to contact in regard to this notification

Alfonso Maza	011 5255	2629-5808
(Name)	(Area Code)	(Telephone Number)
(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes ☑ No ☐

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes ☑ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Satélites Mexicanos, S.A. de C.V.
(Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	6/29/2007	By	/s/ Alfonso Maza

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).
GENERAL INSTRUCTIONS
1.	This form is required by Rule 12b-25 (17 CFR 240.12b-15) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2.	One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3.	A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4.	Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5.	Electronic Filers: This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (§232.201 or §232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (§232.13(b) of this chapter).

Explanation of Late Filing
     Upon emergence from Satélites Mexicanos, S.A. de C.V.’s (the “Company”) bankruptcy case under chapter 11 of the United States Bankruptcy Code, 11 U.S.C. §§ 101 -1532, before the Honorable Robert D. Drain of United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”), Case No. 06-11868 (RDD), the Company adopted “fresh-start” financial reporting as of November 30, 2006 in accordance with AICPA Statement of Position 90-7 (“Financial Reporting by Entities in Reorganization Under the Bankruptcy Code” or “SOP 90-7”), as required under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). Under fresh-start reporting, the fair value of the Company’s assets and liabilities were re-calculated based on the amount a willing buyer would pay for the Company’s assets on the Effective Date (defined below) of the Company’s First Amended Chapter 11 Plan of Reorganization, dated September 8, 2006, confirmed by order of the Bankruptcy Court on October 26, 2006 (the “Plan of Reorganization”). The Plan of Reorganization became effective on November 30, 2006 (the “Effective Date”). This value, as determined by KPMG Cárdenas Dosal, S.C., was allocated to specific tangible and identifiable intangible assets. As part of fresh start accounting, the Company also adopted several new accounting policies, which affect the comparability of results of operations.
     Additionally, on the Effective Date, pursuant to the terms of the Plan of Reorganization, the Company acquired a 75% interest in Enlaces Integra S. de R.L. de C.V. (“Enlaces”). The results of operations of Enlaces will be consolidated with the Company’s results of operations beginning with the Company’s fiscal year ended December 31, 2006. Prior to its acquisition and consolidation with the results of operations of the Company, Enlaces did not prepare financial statements in accordance with U.S. GAAP. In order to consolidate the results of operations of Enlaces, the Company must prepare current and historical financial statements of Enlaces in accordance with U.S. GAAP, which will delay the preparation of the consolidated financial statements of the Company;
     Due to accounting changes and procedures described above that are extensive and complex, and the fact that this is the first instance in which a Mexican entity has had to adopt “fresh start” accounting procedures, the Company is delayed in completing its audited consolidated balance sheet of the Company and its Subsidiaries as of December 31, 2006 and the related audited consolidated statements of income and cash flows for the year ended December 31, 2006 prepared in accordance with U.S. GAAP.